Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total to PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers(2) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (Loss) ($ in thousands)	Adjusted Operating Income (Loss)(5) ($ in thousands)	Total Revenue, Net ($ in thousands)
2023	409,807	20,488,675	4,791,651	3,939,231	15.77	114.67	(985,345)	(72,317)	1,587,985
2022	478,265	(220,066,517)	6,516,543	(10,407,222)	18.57	85.76	(707,417)	(78,332)	1,349,292
2021	451,207,726	337,499,928	14,805,135	47,507,110	69.26	115.94	(441,027)	14,337	870,464

Company Selected Measure Name	Adjusted operating income (loss)
Named Executive Officers, Footnote	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our principal executive officer (“PEO”) during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining named executive officers for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Fiscal Year	PEO	Non-PEO Named Executive Officers
2023	Max Levchin	Michael Linford, Libor Michalek and Katherine Adkins
2022	Max Levchin	Michael Linford, Libor Michalek, Katherine Adkins and Silvija Martincevic
2021	Max Levchin	Michael Linford, Libor Michalek, Silvija Martincevic and Sharda Caro del Castillo

Peer Group Issuers, Footnote	(4) Represents the cumulative total shareholder return (“TSR”) on our Class A common stock and the cumulative TSR on the Standard & Poor’s North American Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Performance Graph included in our Annual Report on Form 10-K, through June 30, 2021, 2022 and 2023. The table assumes $100 was invested at the market close on January 13, 2021, which was the date our Class A common stock commenced trading on Nasdaq. Data for the Peer Group TSR assumes reinvestment of dividends.
PEO Total Compensation Amount	$ 409,807	$ 478,265	$ 451,207,726
PEO Actually Paid Compensation Amount	$ 20,488,675	(220,066,517)	337,499,928
Adjustment To PEO Compensation, Footnote	The calculation of Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the PEO and our remaining named executive officers as set forth below:

	2023		2022		2021
Adjustments	PEO	Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers
Summary Compensation Table Total ($)	409,807	4,791,651	478,265	6,516,543	451,207,726	14,805,135
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year ($)	—	(4,333,318)	—	(5,675,629)	(451,052,591)	(14,160,989)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year ($)	—	2,538,717	—	3,288,240	337,344,793	18,146,531
Plus (less), Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	22,784,096	338,625	(239,790,810)	(14,854,361)	—	16,436,573
Plus, Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	—	524,208	—	26,891	—	1,701,727
Plus (less), Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	(2,705,228)	79,348	19,246,027	291,095	—	11,118,102
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	—	—	—	—	—	(539,970)
Compensation Actually Paid ($)	20,488,675	3,939,231	(220,066,517)	(10,407,222)	337,499,928	47,507,110
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 4,791,651	6,516,543	14,805,135
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,939,231	(10,407,222)	47,507,110
Adjustment to Non-PEO NEO Compensation Footnote	The calculation of Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the PEO and our remaining named executive officers as set forth below:

	2023		2022		2021
Adjustments	PEO	Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers	PEO	Non-PEO Named Executive Officers
Summary Compensation Table Total ($)	409,807	4,791,651	478,265	6,516,543	451,207,726	14,805,135
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year ($)	—	(4,333,318)	—	(5,675,629)	(451,052,591)	(14,160,989)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year ($)	—	2,538,717	—	3,288,240	337,344,793	18,146,531
Plus (less), Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	22,784,096	338,625	(239,790,810)	(14,854,361)	—	16,436,573
Plus, Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	—	524,208	—	26,891	—	1,701,727
Plus (less), Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	(2,705,228)	79,348	19,246,027	291,095	—	11,118,102
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	—	—	—	—	—	(539,970)
Compensation Actually Paid ($)	20,488,675	3,939,231	(220,066,517)	(10,407,222)	337,499,928	47,507,110
Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Total Shareholder Return

The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO named executive officers and our TSR and the Peer Group TSR over the period from January 13, 2021, the date our Class A common stock commenced trading on Nasdaq, and June 30, 2023. The graph below shows a connection between Compensation Actually Paid to both our PEO and to our non-PEO named executive officers and TSR. Our executive compensation program emphasizes equity compensation, which we believe demonstrates a longer-term, ownership orientation. As a result of this emphasis, Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our non-PEO named executive officers is significantly impacted by our stock price and TSR performance.

Compensation Actually Paid vs. Net Income	The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO named executive officers and the Company’s net income (loss).
Compensation Actually Paid vs. Company Selected Measure
The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO named executive officers and the Company’s adjusted operating income (loss).

Total Shareholder Return Amount	$ 15.77	18.57	69.26
Peer Group Total Shareholder Return Amount	114.67	85.76	115.94
Net Income (Loss)	$ (985,345,000)	$ (707,417,000)	$ (441,027,000)
Company Selected Measure Amount	(72,317,000)	(78,332,000)	14,337,000
PEO Name	Max Levchin
Additional 402(v) Disclosure	(3) The Compensation Actually Paid to Mr. Levchin largely reflects the change in the fair value, as calculated in accordance with FASB ASC Topic 718, of the Value Creation Award granted to Mr. Levchin in January 2021 in advance of our IPO. For details regarding the Value Creation Award, see “—Compensation Discussion and Analysis—Compensation Elements—Long-Term Incentive Compensation—Chief Executive Officer Long-Term Equity Award.”
Measure:: 1
Pay vs Performance Disclosure
Name	network size*
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	The following graph compares the Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our non-PEO named executive officers and the Company’s total revenue.
Other Performance Measure, Amount	1,587,985,000	1,349,292,000	870,464,000
Name	total revenue
Measure:: 3
Pay vs Performance Disclosure
Name	adjusted operating income (loss)
Non-GAAP Measure Description	(5) Adjusted operating income (loss) is a non-GAAP financial measure. For a full reconciliation of adjusted operating income (loss) to the most directly comparable financial measure stated in accordance with GAAP, please see Appendix A to this proxy statement.
PEO | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (451,052,591)
PEO | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	337,344,793
PEO | Change In Fair Value of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,784,096	(239,790,810)	0
PEO | Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,705,228)	19,246,027	0
PEO | Fair Value As Of Prior Fiscal Year-End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,333,318)	(5,675,629)	(14,160,989)
Non-PEO NEO | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,538,717	3,288,240	18,146,531
Non-PEO NEO | Change In Fair Value of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	338,625	(14,854,361)	16,436,573
Non-PEO NEO | Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,208	26,891	1,701,727
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,348	291,095	11,118,102
Non-PEO NEO | Fair Value As Of Prior Fiscal Year-End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (539,970)